AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	17.3%
Northern Institutional Treasury Portfolio, Premier Class, 2.38%*		10,967,410	$10,967,410
TOTAL INVESTMENT COMPANIES (Cost $10,967,410)			10,967,410
REPURCHASE AGREEMENTS	82.7%
BCM High Income Fund, L.P., 3.65%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $5,901,269, due 03/15/31 - 10/15/46 and cash equivalents of $1,236,745)		6,164,735	6,164,735
BCM High Income Fund, L.P., 3.65%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Pools, with a value of $6,337,232, due 11/25/31 - 03/25/32 and cash equivalents of $1,000,000)		6,318,486	6,318,486
JVB Financial, 3.77%, Agreement dated 09/15/22 to be repurchased at $5,374,985 on 10/17/22. (Collateralized by TMC Master Trust Series 2016-M3 Certificates 4.49% - 6.125%, with a value of $5,562,208, due at 06/01/52 - 10/01/52)(1),(2)		5,357,592	5,357,592
Solomon Hess IO Opportunity Fund, 3.55%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $15,139,601, due 08/15/35 - 06/15/47 and investment line of $1,725,247 and cash equivalents of $32,301)		15,322,597	15,322,597
Solomon Hess Opportunity Fund, 3.55%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $18,998,433, due 06/15/28 - 01/15/41 and investment line of $1,715,815 and cash equivalents of $52,161)		19,360,614	19,360,614
TOTAL REPURCHASE AGREEMENTS (Cost $52,524,024)			52,524,024
TOTAL INVESTMENTS (Cost $ 63,491,434)	100.0%		$63,491,434
NET OTHER ASSETS (LIABILITIES)	0.0%		792
Net Assets	100.0%		$63,492,226

*	The rate presented is the 7-day effective yield in effect at September 30, 2022.
(1)	Illiquid security, maturity date is greater than 7 days. As of September 30, 2022, the value of this illiquid security amounted to approximately 8.4% of net assets.
(2)	The rates and maturity dates disclosed represent those of the underlying mortgage loans which are used to securitize the Trust Certificate referenced within.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.7%
Banks	0.8%
Citigroup, Inc.		7,800	$325,026
Capital Goods	3.8%
Cummins, Inc.		7,550	1,536,501
Consumer Durables & Apparel	0.6%
NIKE, Inc., Class B		3,000	249,360
Consumer Services	0.6%
McDonald's Corp.		1,000	230,740
Diversified Financials	2.4%
BlackRock, Inc.		500	275,140
CME Group, Inc.		1,000	177,130
Goldman Sachs Group (The), Inc.		1,200	351,660
Morgan Stanley		2,300	181,723
			985,653
Energy	4.7%
ConocoPhillips		7,000	716,380
EOG Resources, Inc.		10,800	1,206,684
			1,923,064
Food & Staples Retailing	4.1%
Costco Wholesale Corp.		3,500	1,652,945
Health Care Equipment & Services	8.8%
HCA Healthcare, Inc.		5,800	1,065,982
Humana, Inc.		1,500	727,785
UnitedHealth Group, Inc.		3,492	1,763,600
			3,557,367
Household & Personal Products	2.8%
Procter & Gamble (The) Co.		8,900	1,123,625
Insurance	8.2%
Aflac, Inc.		30,150	1,694,430
Progressive (The) Corp.		14,000	1,626,940
			3,321,370
Materials	2.7%
Air Products and Chemicals, Inc.		650	151,274
Freeport-McMoRan, Inc.		10,000	273,300
LyondellBasell Industries N.V., Class A		6,753	508,366
Newmont Corp.		3,500	147,105
			1,080,045
Media	3.0%
Comcast Corp., Class A		35,900	1,052,947
Fox Corp., Class A		5,000	153,400
			1,206,347
Pharmaceuticals & Biotechnology	5.8%
AbbVie, Inc.		12,500	1,677,625
Bristol-Myers Squibb Co.		9,700	689,573
			2,367,198
Real Estate	2.4%
American Tower Corp.		2,000	429,400

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2022 (Unaudited)
	Percentage of Net Assets	Shares	Value
Simon Property Group, Inc.		6,137	$550,796
			980,196
Retailing	9.8%
Best Buy Co., Inc.		9,000	570,060
Home Depot (The), Inc.		5,626	1,552,438
Lowe's Cos., Inc.		4,300	807,583
Target Corp.		6,950	1,031,311
			3,961,392
Semiconductors & Semiconductor	10.2%
Broadcom, Inc.		3,250	1,443,032
Intel Corp.		10,000	257,700
KLA Corp.		3,000	907,890
Microchip Technology, Inc.		13,800	842,214
NVIDIA Corp.		5,000	606,950
Texas Instruments, Inc.		400	61,912
			4,119,698
Software & Services	15.6%
Accenture PLC, Class A		5,600	1,440,880
Alphabet, Inc., Class A(a)		15,400	1,473,010
Intuit, Inc.		1,800	697,176
Mastercard, Inc., Class A		4,200	1,194,228
Microsoft Corp.		6,550	1,525,495
			6,330,789
Technology Hardware & Equipment	4.0%
Apple, Inc.		11,900	1,644,580
Telecommunication Services	0.6%
Verizon Communications, Inc.		7,000	265,790
Transportation	4.0%
CSX Corp.		48,000	1,278,720
FedEx Corp.		2,400	356,328
			1,635,048
Utilities	1.8%
NextEra Energy, Inc.		9,200	721,372
TOTAL COMMON STOCKS (Cost $28,794,985)			39,218,106

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2022 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	3.4%
Northern Institutional Treasury Portfolio, Premier Class, 2.38%*		1,359,148	$1,359,148
TOTAL INVESTMENT COMPANIES (Cost $1,359,148)			1,359,148
TOTAL INVESTMENTS (Cost $ 30,154,133)	100.1%		$40,577,254
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(39,749)
Net Assets	100.0%		$40,537,505

*	The rate presented is the 7-day effective yield in effect at September 30, 2022.
(a)	Non-income producing security.